JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
March 30, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 44 to its Registration Statement under the 1940 Act (the “Amendment”). The purpose of the Amendment is to register new classes of the Emerging Markets Fund, a separate series of the Trust.
The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Concurrently herewith, the Trust and its principal underwriter are filing a request to accelerate the effectiveness of the Amendment to March 31, 2011.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary